Goldman Sachs Financial Square Treasury Solutions Fund Shareholder Fees - Service Shares [Member] - Goldman Sachs Financial Square Treasury Solutions Fund - Service Shares	Nov. 30, 2025
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Exchange Fee (as a percentage of Amount Redeemed)	0.00%